Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Jan. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Equity method investments:
Balance at beginning of the year		$ 1,790,000	$ 1,790,000		$ 2,162,000
Additions			0		1,442,000
Disposal			0		(701,000)
Share of loss from equity investees			(1,875,000)	[1]	(195,000)	[1]	$ (12,000)
Dilution gains arising from deemed disposal of investments		326,000	326,000	[1]	0	[1]
Transfer to cost method investments			0		(786,000)
Exchange differences			70,000		(132,000)
Balance at end of the year			311,000		1,790,000		2,162,000
Cost method investments:
Balance at beginning of the year		$ 39,002,000	39,002,000		9,157,000
Additions	[2]		2,793,000		32,707,000
Disposal	[3]		(383,000)		(2,220,000)
Dilution gains arising from deemed disposal of investment	[4]		165,000		689,000
Transfer from equity method investments			0		786,000
Exchange difference			1,449,000		(463,000)
Less: impairment loss on long-term investments	[5]		(596,000)		(1,654,000)
Balance at end of the year			42,430,000		39,002,000		$ 9,157,000
Total long-term investments			$ 42,741,000		$ 40,792,000

[1]	In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442,000 for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In January of 2017, Big Data issued certain new shares to a third party and its original shareholders and the Group’s interest in Big Data diluted from 43.16% to 28.77% with a dilution gain of USD 326,000 arising from the deemed disposal. As at December 31, 2017, the Group recognized full impairment of USD 1,251,000 for its interest in Big Data as share of loss from equity investees after taking into account the latest operation status and financial position of Big Data.
[2]	In May 2017, the Group made additional investment by USD 1,263,000 in Yunhui Tianxia from 7.5% to 13.7%. In July 2017, the Group also made additional equity investment in Hangzhou Feixiang of USD 1,530,000. As the result of the new investment, the Group’s equity interest increased from 20% to 28% and the Group continued to use the cost method to account for this investment due to the lack of significant influence over the investee.
[3]	In June 2017, the Group disposed of entire interests (10%) in Shenzhen Kushiduo with a carrying value of USD 383,000 at a consideration of approximately USD 191,500. As a result of the disposal, the Group recognized in a disposal loss of USD 191,500 in the other income, net (Note 23).
[4]	In January of 2017, Shanghai Lexiang issued new shares to a third party investor resulting in the Group’s interest in Shanghai Lexiang diluted from 15% to 14.12% with a dilution gain of USD 222,000 arising from the deemed disposal.
[5]	The Group recognized impairment against its investments in Shanghai Guozhi and Guangzhou Hongsi of USD 149,000 and USD 447,000, respectively after considering the latest operation status and financial and liquidity position.